Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 10,981	$ 9,997	$ 10,760	$ 9,029
Caterpillar Inc. common stock	597	653	779
Percentage of Caterpillar common stock to total plan assets	5.00%	7.00%	7.00%
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,561	4,391	5,022
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,693	2,366	2,888
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,513	1,213	1,450
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	241	149	93
U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	702	469	304
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	795	894	638
U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	36	31	22
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	10
U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	432	476	333
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	7,164	6,728	7,929
U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,460	4,314	4,975
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,691	2,366	2,884
U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	13	48	70
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,666	3,133	2,723
U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0	1
U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0	0
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,490	1,178	1,412
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	231	143	92
U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	694	462	299
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	794	891	634
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	31	22
U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	419	428	263
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	151	136	108
U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	98	77	50	51
U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	98	77	46
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	4
U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	45	51	48	57
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	23	35	38
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	10	6	1
U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	7	5
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	3	4
U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0	0
U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	10	10
U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,426	2,818	2,880	2,797
Caterpillar Inc. common stock	1	1	2
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	438	357	359
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,156	906	1,007
Non-U.S. Pension Benefits | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	271	238	190
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	40	20	20
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	496	400	379
Non-U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	5
Non-U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	169	200	164
Non-U.S. Pension Benefits | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	403	363	374
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	218	197	179
Non-U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	232	134	203
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,903	1,485	1,489
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	436	356	359
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,038	822	916
Non-U.S. Pension Benefits | Level 1 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	244	198	153
Non-U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	185	109	61
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,414	1,227	1,257
Non-U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	0
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	118	84	90
Non-U.S. Pension Benefits | Level 2 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	40	37
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	37	16	18
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	494	395	374
Non-U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	5
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	169	200	163
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	403	363	374
Non-U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	114	100	89
Non-U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	47	25	107
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	109	106	134
Non-U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1	5
Non-U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1
Non-U.S. Pension Benefits | Level 3 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5	9	8	14
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	4	2
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	5	5
Non-U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1
Non-U.S. Pension Benefits | Level 3 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	104	97	90	71
Non-U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	35	51
Non-U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	35
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	789	814	996	1,063
Caterpillar Inc. common stock	1	1	3
Other Postretirement Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	387	410	512
Other Postretirement Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	194	191	289
Other Postretirement Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	70	67	79
Other Postretirement Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	8	6
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	21	14
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	47	43
Other Postretirement Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	1
Other Postretirement Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	65	69	52
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	599	605	820
Other Postretirement Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	387	410	512
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	194	191	289
Other Postretirement Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	18	4	19
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	190	209	176
Other Postretirement Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	70	67	79
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	8	6
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	21	14
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	47	43
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	1
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	47	65	33
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 0	$ 0	$ 0